INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Current and Deferred Components of Income Tax

	Year ended December 31,
(in millions of Euros)	2023	2022	2021
Current tax expense	(54)	(22)	(26)
Deferred tax (expense) / benefit	(13)	127	(29)
Income tax (expense) / benefit	(67)	105	(55)

Schedule of Income Tax Reconciliation Using Composite Statutory Income Tax Rate Applicable by Tax Jurisdiction
The Group’s effective tax rate reconciliation is as follows:

	Year ended December 31,
(in millions of Euros)	2023	2022	2021
Income before tax	196	203	317
Statutory tax rate applicable to the parent company	25.8%	25.8%	28.4%
Income tax expense calculated at statutory tax rate	(51)	(52)	(90)

Effect of foreign tax rate (A)	3	3	15
Changes in recognized and unrecognized deferred tax assets (B)	(7)	154	24
Change in tax laws and rates (C)	(8)	—	—
Other (D)	(4)	—	(4)
Income tax (expense) / benefit	(67)	105	(55)
Effective income tax rate	34%	(52)%	17%
(A)For the years ended December 31, 2023, 2022 and 2021, the effect of foreign tax rate resulted from the geographical mix of our pre-tax results.
(B)For the year ended December 31, 2023 the changes in recognized and unrecognized deferred tax assets mainly related to the non-recognition of tax losses in Switzerland. For the year ended December 31, 2022, the changes in recognized and unrecognized deferred tax assets mainly related to the recognition of previously unrecognized deferred tax assets at one of our main operating entities in the United States for €154 million (see NOTE 17 - Deferred Income Taxes). For the year ended December 31, 2021, the changes mainly related to the recognition of deferred tax assets on temporary differences at one of our main operating entities in the United States.
(C)For the year ended December 31, 2023 the changes in tax laws and rates relate mainly to the change of composite tax rate in the United States tax jurisdiction.
(D)In the year ended December 31, 2023, the Group recorded an out-of-period adjustment which reduced deferred tax assets in one of our entities in Switzerland and increased income tax expense by €6 million.